QUAKER® INVESTMENT TRUST

Supplement dated April 16, 2010
To the Statement of Additional Information
Dated October 28, 2009 for the
Quaker Small-Cap Value Fund

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus.  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

Effective December 16, 2009, the following replaces the table found in “Portfolio Managers” in the section entitled “Investments in Each Fund” under “Quaker Small-Cap Value Fund” on page 24 of the SAI:

INVESTMENTS IN EACH FUND (as of June 30, 2009)

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
QUAKER SMALL-CAP VALUE FUND
(Aronson+Johnson+Ortiz, LP, sub-adviser)
Theodore R. Aronson
Stefani Cranston
Kevin M. Johnson
Gina Marie N. Moore
Martha E. Ortiz
R. Brian Wenzinger
Christopher J.W. Whitehead
Over $1,000,000 $100,001 - $500,000 $100,001 - $500,000 None Over $1,000,000 $100,001 - $500,000 None(2)

(1)
This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the 1934 Act, as amended).  A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2)	Information provided for Mr. Whitehead is current as of March 31, 2010.

Effective December 16, 2009, the following information replaces the table found in “Portfolio Managers” in the section entitled “Other Managed Accounts of Portfolio Managers” under “Quaker Small-Cap Value Fund” on page 26 of the SAI:

OTHER ACCOUNTS MANAGED (as of September 30, 2009)

THEODORE R. ARONSON (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

STEFANI CRANSTON (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

KEVIN M. JOHNSON (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

GINA MARIE N. MOORE (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

MARTHA E. ORTIZ (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

R. BRIAN WENZINGER (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	17	$4.7 billion	2	$81 million
Other Pooled Investment Vehicles	21	$2.9 billion	5	$233 million
Other Accounts(1)	104	$11.6 billion	45	$4.0 billion

CHRISTOPHER J.W. WHITEHEAD(2) (AJO)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	18	$5.0 billion	2	$83 million
Other Pooled Investment Vehicles	19	$3.0 billion	4	$265 million
Other Accounts(1)	95	$11.6 billion	42	$4.0 billion

(1)	These are separately managed accounts of institutional or high net-worth investors for which the portfolio managers provide investment advice.
(2)	Information provided for Mr. Whitehead is current as of March 31, 2010.

N.B. — AJO’s portfolio managers are responsible as a team for the day-to-day management of the accounts shown above.

QKSISCV 042010